Employee Benefits -Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans (Detail)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Pension plans [member] | Canada [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.6	23.6
Pension plans [member] | Canada [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.7	24.7
Pension plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.5	24.5
Pension plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		25.6	25.6
Pension plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		21.6	21.6
Pension plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24	24
Pension plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		21.7	21.7
Pension plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24	24
Pension plans [member] | United States [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		22.1	22
Pension plans [member] | United States [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.5	23.5
Pension plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.5	23.4
Pension plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.9	24.8
Pension plans [member] | Actuarial assumption of discount rates for all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		5.17%	5.22%
Pension plans [member] | Actuarial assumption of discount rates for canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.80%	4.80%
Pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	3.85%	3.85%
Rate of increase in future compensation	[1]	3.85%	3.96%
Pension plans [member] | Actuarial assumption of discount rates for defined benefit obligations of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		5.22%	6.13%
Pension plans [member] | Actuarial assumption of discount rates for net interest cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.96%	6.13%
Pension plans [member] | Actuarial assumption of discount rates for service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		5.28%	6.06%
Pension plans [member] | Actuarial assumption of discount rates for interest on service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		5.10%	6.07%
Pension plans [member] | Actuarial assumption of discount rates for defined benefit obligations of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.80%	5.70%
Pension plans [member] | Actuarial assumption of discount rates for net interest cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.51%	5.70%
Pension plans [member] | Actuarial assumption of discount rates for service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.90%	5.60%
Pension plans [member] | Actuarial assumption of discount rates for interest on service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.70%	5.61%
Other benefit plans [member] | Canada [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.6	23.6
Other benefit plans [member] | Canada [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.7	24.7
Other benefit plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.5	24.5
Other benefit plans [member] | Canada [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		25.6	25.6
Other benefit plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		21.6	21.6
Other benefit plans [member] | Mexico [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24	24
Other benefit plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		21.7	21.7
Other benefit plans [member] | Mexico [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24	24
Other benefit plans [member] | United States [member] | Retiring currently at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		22.1	22
Other benefit plans [member] | United States [member] | Retiring currently at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.5	23.5
Other benefit plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		23.5	23.4
Other benefit plans [member] | United States [member] | Currently aged 45 and retiring at age 65 [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members		24.9	24.8
Other benefit plans [member] | Actuarial assumption of discount rates for all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.34%	6.51%
Other benefit plans [member] | Actuarial assumption of discount rates for canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.49%	4.69%
Other benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Discount rate	[1]	4.48%	4.37%
Rate of increase in future compensation	[1]	4.37%	4.61%
Other benefit plans [member] | Actuarial assumption of discount rates for defined benefit obligations of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.51%	7.36%
Other benefit plans [member] | Actuarial assumption of discount rates for net interest cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.35%	7.36%
Other benefit plans [member] | Actuarial assumption of discount rates for service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.62%	7.31%
Other benefit plans [member] | Actuarial assumption of discount rates for interest on service cost of all plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		6.53%	7.27%
Other benefit plans [member] | Actuarial assumption of discount rates for defined benefit obligations of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.69%	5.80%
Other benefit plans [member] | Actuarial assumption of discount rates for net interest cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.42%	5.80%
Other benefit plans [member] | Actuarial assumption of discount rates for service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.87%	5.62%
Other benefit plans [member] | Actuarial assumption of discount rates for interest on service cost of canadian plans [member]
Disclosure of defined benefit plans [line items]
Discount rate		4.69%	5.53%
Other benefit plans [member] | Actuarial assumption of medical cost trend initial rates [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rates at end of year		5.62%	5.72%
Other benefit plans [member] | Actuarial assumption of medical cost trend ultimate rates [member]
Disclosure of defined benefit plans [line items]
Health care cost trend rates at end of year		4.76%	4.71%
Year ultimate rate reached		2041	2041

[1]	The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.